STEPHENS FUNDS®

STEPHENS SMALL CAP GROWTH FUND

Class A Shares

Supplement dated November 25, 2009 to
Prospectus dated March 30, 2009

We are pleased to inform you that the Board of Trustees approved a 0.15% reduction to the Stephens Small Cap Growth Fund’s Net Annual Fund Operating Expenses.   Effective December 1, 2009, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Net Annual Operating Expenses for Class A Shares to 1.35%.  The effect of this reduction is reflected in the revised Fees and Expenses table below.  Pages 7 and 8 of the Prospectus are replaced with the following information.  Additionally, references to the Expense Cap for Class A shares of the Stephens Small Cap Growth Fund throughout the Prospectus, including on page 24 under Fund Expenses, are changed to 1.35%.
Fees and Expenses

As an investor, you pay certain fees and expenses if you buy and hold Class A shares of the Fund.  The fees and expenses are described in the tables below and are further explained in the example that follows.

Shareholder Fees(1) (fees paid directly from your investment)	Class A Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None(2)
Redemption Fee(3)	2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses(4)	0.54%
Total Annual Fund Operating Expenses	1.54%
Less: Expense Reimbursement or Reduction	-0.19%
Net Annual Fund Operating Expenses(5)	1.35%
(1)
You will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  Please note that this fee is subject to change.

(2)
A contingent deferred sales charge of 0.50% will be imposed on Class A shares redeemed within one year of purchase by investors who have taken advantage of the sales charge waiver allowed for investments of $1 million or more and received a finders fee, as described later in this Prospectus.

(3)
The Fund charges shareholders a redemption fee of 2.00% on shares held for less than 30 days.  This fee will not be imposed on certain types of accounts or under certain conditions.  Please see the “Redemption Fees” section of this Prospectus for a list of the types of accounts and conditions under which this fee will not be assessed.  The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

(4)
Other expenses include interest, custodian, transfer agency and other customary Fund expenses.  Other expenses also include expenses incurred by the Fund as a result of its investment in any money market fund or other investment company.  These expenses associated with the Fund’s investment in other investment companies are referred to as “Acquired Fund Fees and Expenses.” For the fiscal year ended November 30, 2008, the Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the Fund’s average daily net assets.  Other expenses have been restated to reflect current expenses.

(5)
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for Class A Shares to 1.35% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one-year period shown in the Example below and may continue for an indefinite period thereafter as determined by the Trust’s Board of Trustees (the “Board”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.

Example
The example below reflects, on a pro forma basis, the impact that the expense cap level noted above would have had on the costs of investing in the Fund had it been in effect during the fiscal year ended November 30, 2008. This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.  The example reflects the expense limitation agreement for the first year only within each of the years shown below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A Shares	$655	$968	$1,303	$2,248

Please retain this Supplement with the Prospectus.

STEPHENS FUNDS®

STEPHENS SMALL CAP GROWTH FUND

Class I Shares

Supplement dated November 25, 2009 to
Prospectus dated March 30, 2009

We are pleased to inform you that the Board of Trustees approved a 0.15% reduction to the Stephens Small Cap Growth Fund’s Net Annual Fund Operating Expenses.   Effective December 1, 2009, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Net Annual Operating Expenses for Class I Shares to 1.10%.  The effect of this reduction is reflected in the revised Fees and Expenses table below.  Pages 6 and 7 of the Prospectus are replaced with the following information.  Additionally, references to the Expense Cap for Class I shares of the Stephens Small Cap Growth Fund throughout the Prospectus, including on page 21 under Fund Expenses, are changed to 1.10%.

Fees and Expenses

As an investor, you pay certain fees and expenses if you buy and hold Class I shares of the Fund.  The fees and expenses are described in the tables below and are further explained in the example that follows.

Shareholder Fees(1) (fees paid directly from your investment)	Class I Shares
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75%
Other Expenses(2)	0.54%
Total Annual Fund Operating Expenses	1.29%
Less: Expense Reimbursement or Reduction	-0.19%
Net Annual Fund Operating Expenses(3)	1.10%

(1)
You will be assessed a $15 fee for outgoing wire transfers, and $25 for returned checks and stop payment orders by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  Please note that this fee is subject to change.

(2)
Other expenses include interest, custodian, transfer agency and other customary Fund expenses.  Other expenses also include expenses incurred by the Fund as a result of its investment in any money market fund or other investment company.  These expenses associated with the Fund’s investment in other investment companies are referred to as “Acquired Fund Fees and Expenses.” For the fiscal year ended November 30, 2008, the Fund incurred Acquired Fund Fees and Expenses totaling less than 0.01% of the Fund’s average daily net assets.  Other expenses have been restated to reflect current expenses.

(3)
The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Net Annual Operating Expenses for Class I shares to 1.10% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect for at least the one-year period shown in the Example below and may continue for an indefinite period thereafter as determined by the Trust’s Board of Trustees (the “Board”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.

Example
The example below reflects, on a pro forma basis, the impact that the expense cap level noted above would have had on the costs of investing in the Fund had it been in effect during the fiscal year ended November 30, 2008.  This example is intended to help you compare the costs of investing in the Class I shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.  The example reflects the expense limitation agreement for the first year only within each of the years shown below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$112	$390	$689	$1,540

Please retain this Supplement with the Prospectus.

STEPHENS FUNDS®

STEPHENS SMALL CAP GROWTH FUND

Class A Shares
Class I Shares

Supplement dated November 25, 2009 to
Statement of Additional Information dated March 30, 2009

We are pleased to inform you that the Board of Trustees approved a 0.15% reduction to the Stephens Small Cap Growth Fund’s Net Annual Fund Operating Expenses.   Effective December 1, 2009, the Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Net Annual Operating Expenses for Class A Shares to 1.35% and Class I Shares to 1.10%.  The following information replaces the applicable paragraph on page B-28 of the Statement of Additional Information.

The Advisor has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, extraordinary, interest and tax expenses) in order to limit each Fund’s Net Annual Operating Expenses for shares of the Funds as follows:

Expense Caps
Fund	Class A shares	Class I shares
Stephens Small Cap Growth Fund	1.35% (effective December 1, 2009)	1.10% (effective December 1, 2009)
Stephens Mid Cap Growth Fund	1.50%	1.25%

The Expense Caps will remain in effect for at least the one-year period shown in the Example contained in the Prospectus and may continue for an indefinite period thereafter as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.  Any application or waiver of management fees or payment of a Fund’s expenses by the Advisor will be applied or credited to all shareholders of such Fund on a pro rata basis.

Please retain this Supplement with the Statement of Additional Information.